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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [_]; Amendment Number:
        This Amendment (Check only one.): [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bain Capital Investors, LLC*
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 28-11185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael F. Goss
Title: Managing Director and Chief Operating Officer
Phone: (617) 516-2000

Signature, Place, and Date of Signing:

    /s/ Michael F. Goss          Boston, MA                 5/15/06
---------------------------  -------------------  ---------------------------
        [Signature]             [City, State]               [Date]

* Bain Capital Investors, LLC is the (i) general partner of Bain Capital Partners VI, L.P., which is the general partner of each of Bain Capital Fund VI, L.P. and Bain Capital VI Coinvestment Fund, L.P., (ii) general partner of Bain Capital Partners VII, L.P., which is the general partner of Bain Capital VII Coinvestment Fund, L.P., which is the manager of Bain Capital VII Coinvestment Fund, LLC, and (iii) administrative member of Bain Capital Integral Investors, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                     Name
                                         ----
28-
-------------------------------
[Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 7

Form 13F Information Table Entry Total:            5

Form 13F Information Table Value Total:            1,067,050
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No. Form 13F File Number                   Name
       --- -------------------- ----------------------------------------

        1        28-11209       Bain Capital VI Coinvestment Fund, L.P.

        2        28-11662       Bain Capital VII Coinvestment Fund, LLC

        3        28-11661       Bain Capital VII Coinvestment Fund, L.P.

        4        28-11264       Bain Capital Fund VI, L.P.

        5        28-11659       Bain Capital Integral Investors, LLC

        6        28-11188       Bain Capital Partners VI, L.P.

        7        28-11660       Bain Capital Partners VII, L.P.

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                         Bain Capital Investors, LLC.
                   Form 13F Information Table as of 3/31/06

Column 1                          Column 2    Column 3   Column 4      Column 5  Column 6  Column 7     Column 8
--------                       -------------- --------- ----------     -------- ---------- -------- ----------------
                                                                                                    Voting Authority
                                                                                                    ----------------
                                                        Shares or       Value   Investment  Other
Name of Issuer                 Title of Class  Cusip    Prn Amount     (x$1000) Discretion Managers Sole Shared None
--------------                 -------------- --------- ----------     -------- ---------- -------- ---- ------ ----
Dominos Pizza Inc.............      Com       25754A201 15,483,091 SH  442,042     Sole              X
Taleo Corp....................      Com       87424N104  3,314,497 SH   43,254     Sole              X
SMTC Corp.....................      Com       832682207    640,368 SH    1,505     Sole              X
Warner Music Group Corp.......      Com       934550104 24,090,064 SH  522,513     Sole              X
Eschelon Telecom, Inc.........      Com       296290109  3,670,394 SH   57,735     Sole              X